Statements of Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
NET REVENUE	$ 21,608,625	$ 19,526,520
Cost of sales	(19,284,037)	(16,901,969)
GROSS PROFIT	2,324,588	2,624,551
Selling expenses	(1,302,546)	(1,187,597)
General and administrative expenses	(555,624)	(556,427)
Other income	41,684	30,345
Other expenses	(23,614)	(27,957)
NET OPERATING EXPENSES	(1,840,100)	(1,741,636)
OPERATING PROFIT	484,488	882,915
Finance income	172,176	235,660
Finance expense	(486,386)	(427,206)
NET FINANCE EXPENSE	(314,210)	(191,546)
Share of profit of equity-accounted investees, net of tax	138,415	2,735
PROFIT BEFORE TAXES	308,693	694,104
Current income taxes	(33,770)	(224,791)
Deferred income taxes	(33,333)	87,021
TOTAL INCOME TAXES	(67,103)	(137,770)
NET INCOME	241,590	556,334
ATTRIBUTABLE TO:
Company shareholders	220,594	500,224
Non-controlling interest	20,996	56,110
NET INCOME	$ 241,590	$ 556,334
Basic earnings per share - common shares (US$) (in Dollars per share)	$ 0.21	$ 0.47
Diluted earnings per share - common shares (US$) (in Dollars per share)	$ 0.2	$ 0.47